Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Schedule of Segments Information

The following tables present information about the Company’s segments, as well as reconciliations to the consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2016
Interest income	$3,328	$102	$47	$4	$-	$(371)	$3,110
Interest expense	738	20	43	-	-	55	856
Provision for finance receivable losses	911	14	6	-	-	1	932
Net interest income (loss) after provision for finance receivable losses	1,679	68	(2)	4	-	(427)	1,322
Net gain on sale of SpringCastle interests	-	167	-	-	-	-	167
Other revenues	612	49	(29)	(9)	(11)	(6)	606
Acquisition-related transaction and integration expenses	100	1	1	26	-	(20)	108
Other expenses	1,503	58	27	-	(11)	54	1,631
Income (loss) before provision for (benefit from) income taxes	688	225	(59)	(31)	-	(467)	356
Income before provision for income taxes attributable to non-controlling interests	-	28	-	-	-	-	28
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$688	$197	$(59)	$(31)	$-	$(467)	$328

Assets	$15,539	$5	$361	$235	$-	$1,983	$18,123

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2015
Interest income	$1,482	$463	$68	$8	$-	$(91)	$1,930
Interest expense	242	87	212	56	(5)	123	715
Provision for finance receivable losses	351	68	(2)	1	-	298	716
Net interest income (loss) after provision for finance receivable losses	889	308	(142)	(49)	5	(512)	499
Other revenues	276	58	3	-	(57)	(18)	262
Acquisition-related transaction and integration expenses	16	1	1	47	-	(3)	62
Other expenses	804	111	33	15	(52)	14	925
Income (loss) before provision for (benefit from) income taxes	345	254	(173)	(111)	-	(541)	(226)
Income before provision for income taxes attributable to non-controlling interests	-	127	-	-	-	-	127
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$345	$127	$(173)	$(111)	$-	$(541)	$(353)

Assets	$16,023	$1,789	$711	$362	$-	$2,305	$21,190

At or for the Year Ended December 31, 2014
Interest income	$916	$545	$406	$17	$-	$89	$1,973
Interest expense	164	82	353	8	(5)	132	734
Provision for finance receivable losses	202	105	128	7	-	(19)	423
Net interest income (loss) after provision for finance receivable losses	550	358	(75)	2	5	(24)	816
Other revenues	215	36	154	1	(71)	411	746
Other expenses	537	123	93	11	(66)	3	701
Income (loss) before provision for (benefit from) income taxes	228	271	(14)	(8)	-	384	861
Income before provision for income taxes attributable to non-controlling interests	-	126	-	-	-	-	126
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$228	$145	$(14)	$(8)	$-	$384	$735

Assets	$4,165	$2,546	$4,116	$441	$(363)	$24	$10,929